Note 4 - Labor Costs - Summary of Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Wages, salaries and social security costs	$ 1,250,783	$ 1,144,341	$ 988,794
Severance indemnities	25,225	34,497	73,741
Defined contribution plans	13,217	12,401	10,758
Pension benefits - defined benefit plans	15,390	15,066	10,563
Employee retention and long term incentive program	21,353	15,441	16,474
	1,325,968	1,221,746	1,100,330
From discontinued operations		(853)	(28,306)
	$ 1,325,968	$ 1,220,893	$ 1,072,024